Convertible Promissory Notes Payable	12 Months Ended
Dec. 31, 2025
Convertible Promissory Notes Payable [Abstract]
Convertible Promissory Notes Payable
35.	Convertible promissory notes payable
In October 2015, in connection with the acquisition of Gem Alliance Limited, the Company issued a convertible promissory note (the “Note”) to PAOH, a subsidiary of Ping An Group, in an aggregate principal amount of USD1,953.8 million. On the same date, PAOH agreed to transfer USD937.8 million of the principal amount of the Note and all rights, benefits and interests attached thereunder to An Ke Technology Company Limited (“An Ke”), a subsidiary of Ping An Group. The Note bears interest paid semi-annually at the rate of 0.7375% per annum. Subject to its terms and conditions, the holders of the Note have the right to convert the Note into ordinary shares of the Company within the conversion period commencing on the listing date of the Company until the date which is five business days before (and excluding) the eighth anniversary of the issuance date of the Note at the conversion price of USD14.8869 per share, subject to certain anti-dilution adjustments if applicable.
On August 31, 2020, the Company entered into an amendment and supplemental agreement with PAOH and An Ke. In accordance with this agreement, the holders of the Note could only exercise their conversion right one year after the Company’s listing date. This amendment did not have any material impact on the Group’s financial position and results of operations.
On August 20, 2021, the Company, PAOH and An Ke entered into an amendment and supplemental agreement to the share purchase agreement and the Note (the “Third Amendment and Supplemental Agreement”). The Third Amendment and Supplemental Agreement amends the terms of the Note by extending the commencement of the conversion period of the Note from the date which is one year after the date of the Company’s initial public offering to April 30, 2023. Each of PAOH and An Ke has the right in the manner provided in the Note, as applicable, to convert the whole or any part of the outstanding principal amount of the Note, as applicable, into ordinary shares of the Company.
On December 6, 2022, the Company, PAOH and An Ke entered into an amendment and supplemental agreement (the “Fourth Amendment and Supplemental Agreement”) to amend the terms of the Note, pursuant to which the Company agreed to redeem 50% of the outstanding principal amount of the Note from PAOH and An Ke, and the parties agreed to extend the maturity date and the commencement date of the conversion period of the remaining 50% of the Note. As a result, the remaining 50% outstanding principal amount of the Note bear interest, unless otherwise agreed, at the rate of 0.7375% per annum of the principal amount of the Note outstanding from time to time, which will be payable semi-annually until October 8, 2026. The Note can be converted into the shares at any time from April 30, 2026 until the date which is five business days before (and excluding) October 8, 2026, at an initial conversion price of USD14.8869 per ordinary share subject to certain adjustments as set forth in the Note (Note 46). Unless converted or purchased and canceled prior to the maturity date, the Company will redeem the Note of its principal amounts together with the accrued interest on the maturity date.
The Group measured the liability component at initial recognition based on its best estimate of the present value of the redemption amount and recognized the residual in the equity component to reflect the value of conversion rights. Subsequent to initial recognition, the liability component of convertible promissory notes payable measured at amortized cost using the effective interest rate method with interest expenses recorded in the finance costs. The equity component was not re-measured
subsequently.

	Liabilities	Equity
	RMB’000	RMB’000
Carrying value as of January 1, 2023	5,164,139	160,185

Interest accrued at effective interest rate (Note 12)	448,017	—
Interest paid	(50,900)	—
Exchange differences	89,012	—

Carrying value as of December 31, 2023	5,650,268	160,185

Interest accrued at effective interest rate (Note 12)	486,731	—
Interest paid	(51,180)	—
Exchange differences	88,231	—

Carrying value as of December 31, 2024	6,174,050	160,185

Interest accrued at effective interest rate (Note 12)	526,111	—
Interest paid	(51,597)	—
Exchange differences	(144,761)	—

Carrying value as of December 31, 2025	6,503,803	160,185